Consolidated Statement of Changes in Equity $ in Millions, $ in Millions		COP ($)	USD ($) [2]	Subscribed and paid-in capital COP ($)	Subscribed and paid-in capital USD ($)	[2]	Additional paid - in capital COP ($)	Additional paid - in capital USD ($)	[2]	Retained earnings COP ($)	Retained earnings USD ($)	[2]	Other comprehensive income (OCI) COP ($)	Other comprehensive income (OCI) USD ($)	[2]	Equity attributable to owners of the parent COP ($)	Equity attributable to owners of the parent USD ($)	[2]	Non-controlling interest COP ($)	Non-controlling interest USD ($)	[2]
Balance at Dec. 31, 2014		$ 21,355,964		$ 22,281			$ 8,311,878			$ 4,961,534			$ 372,328			$ 13,668,021			$ 7,687,943
Disclosure of Consolidated Statement of Changes in Equity [Line Items]
Issuance of shares		112,050		0			33			0			0			33			112,017
Acquisition of non-controlling interest		(7,056)		0			(4,146)			0			0			(4,146)			(2,910)
Dividends declared		(2,178,905)		0			0			(1,303,440)			0			(1,303,440)			(875,465)
Donations		(18)		0			0			(12)			0			(12)			(6)
Other comprehensive income		278,559		0			0			0			165,801			165,801			112,758
Net income		3,345,686		0			0			2,041,364			0			2,041,364			1,304,322
Balance at Dec. 31, 2015		22,906,280		22,281			8,307,765			5,699,446			538,129			14,567,621			8,338,659
Disclosure of Consolidated Statement of Changes in Equity [Line Items]
Change in accounting policies	[1]	(11,931)		0			0			(7,061)			0			(7,061)			(4,870)
Acquisition of non-controlling interest		(238)		0			(238)			0			0			(238)			0
Dividends declared		(2,054,032)		0			0			(1,310,123)			0			(1,310,123)			(743,909)
Other comprehensive income		302,207		0			0			0			211,488			211,488			90,719
Net income		3,516,936		0			0			2,139,866			0			2,139,866			1,377,070
Balance at Dec. 31, 2016		24,659,222		22,281			8,307,527			6,522,128			749,617			15,601,553			9,057,669
Disclosure of Consolidated Statement of Changes in Equity [Line Items]
Acquisition of non-controlling interest		(4,096)		0			(4,096)			0			0			(4,096)			0
Dividends declared		(2,021,702)		0			0			(1,310,124)			0			(1,310,124)			(711,578)
Other comprehensive income		37,249	$ 25.2	0			0			0			37,249			37,249			38,121
Net income		3,162,433	1,059.8	0			0			1,962,414			0			1,962,414			1,200,019
Balance at Dec. 31, 2017		$ 25,871,227	$ 8,670.1	$ 22,281	$ 7.5		$ 8,303,431	$ 2,782.7		$ 7,174,418	$ 2,404.3		$ 786,866	$ 263.7		$ 16,286,996	$ 5,458.2		$ 9,584,231	$ 3,211.9

[1]	2.15 Biological assets: As of January 1, 2016, Grupo Aval changed its accounting policy regarding the measurement of biological assets related to bearer plants, pursuant to IAS 16 amendment (Property, plant and equipment) and IAS 41 (Agriculture). Based on such amendment, bearer plants could be classified as property, plant and equipment for own use and accounted for under the cost model, according to IAS 16; then, they are depreciated during the estimated life of the bearer plants by using the production units method. The biological products of those bearer plants (fruits) are recognized according to IAS 41, at fair value with changes in profit or loss. Until December 31, 2015, bearer plants were recorded as biological assets at fair value with changes recognized in profit or loss. The effect of this accounting change had no material effect on Grupo Aval´s financial statements and for this reason previous financial statements were not adjusted for retrospective application. Other biological assets, including biological assets growing in the bearer plants, are recognized both at the time of their initial recognition and at the end of reporting period at fair value less disposal cost, except for biological assets for which their fair value cannot be measured reliably; in such case they are measured at cost less accumulated depreciation and impairment loss. Gains and losses arising from the initial and subsequent recognition at fair value of the agricultural products are included in profit or loss. Costs incurred in the agricultural production process are also recognized directly in profit or loss. Fair value of biological assets is determined using valuations performed by experienced internal professionals, using discounted cash flow models. The expected cash flows of the crop’s total life are determined by using the market price of the agricultural product currently in effect and the estimated productive life of plants, net of maintenance and harvest costs and of any other costs required for plant maintenance during the production period. Productive life of plants is estimated considering the age, location and type of product. Fair value of the biological assets is dependent on current market prices for each product.
[2]	2.4 Convenience translation in to U.S. dollars: The presentation currency of Grupo Aval´s consolidated financial statements is the Colombian Peso. The U.S. dollar amounts disclosed in the accompanying consolidated financial statements are presented solely for the convenience of the reader, dividing the Colombian peso amounts by the exchange rate of Ps. 2,984.00 per US$1.00, which is the market exchange rate at December 31, 2017, as calculated by the Central Bank of Colombia. The use of this methodology in translating Colombian pesos into U.S. dollars is referred to as the “U.S. dollar translation methodology,” and should not be construed as a representation that the Colombian peso amounts actually represent or have been, or the amount that could be converted into U.S. dollars at that rate or any other rate.